Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Revolving $500 million credit facility [Member]	Dec. 31, 2012 5-year term loan facility expires 2016 [Member]	Dec. 31, 2012 Interest on term loan [Member]	Jun. 30, 2013 5.625% senior notes due 2015	Dec. 31, 2012 5.625% senior notes due 2015	Jun. 30, 2013 Fair Value adjustment on 5.625% senior notes due 2015 [Member]	Dec. 31, 2012 Fair Value adjustment on 5.625% senior notes due 2015 [Member]	Jun. 30, 2013 4.125% senior notes due 2016 [Member]	Dec. 31, 2012 4.125% senior notes due 2016 [Member]	Dec. 31, 2011 4.125% senior notes due 2016 [Member]	Jun. 30, 2013 6.200% senior notes due 2017 [Member]	Dec. 31, 2012 6.200% senior notes due 2017 [Member]	Jun. 30, 2013 7.000% senior notes due 2019 [Member]	Dec. 31, 2012 7.000% senior notes due 2019 [Member]	Jun. 30, 2013 5.750% senior notes due 2021 [Member]	Dec. 31, 2012 5.750% senior notes due 2021 [Member]	Dec. 31, 2012 Interest on Senior Notes [Member]	Dec. 31, 2012 Total debt and related interest [Member]	Dec. 31, 2012 Operating leases [Member]		Dec. 31, 2012 Pensions [Member]	Dec. 31, 2012 Other contractual obligations [Member]
Debt Instrument [Line Items]
Unrecognized Tax Benefits	$ 37	$ 16	$ 13	$ 17
Interest rate on debt								5.625%	5.625%	5.625%	5.625%	4.125%	4.125%	4.125%	6.20%	6.20%	7.00%	7.00%	5.75%	5.75%
Contractual obligations
Total	5,040				5	289	18		350		18		300			600		300		500	625	3,005	1,274	[1]	662	99	[2]
Payments due by 2013	440				1	15	5		0		0		0			0		0		0	119	140	127	[1]	142	31	[2]
Payments due by 2014-2015	1,131				3	32	9		350		18		0			0		0		0	229	641	222	[1]	245	23	[2]
Payments due by 2016-2017	1,716				1	242	4		0		0		300			600		0		0	148	1,295	166	[1]	245	10	[2]
Payments due after 2017	1,753				0	0	0		0		0		0			0		300		500	129	929	759	[1]	30	35	[2]
Unrecognised tax benefits - net liability	$ 34

[1]	Presented gross of sublease income.
[2]	Other contractual obligations include capital lease commitments, put option obligations and investment fund capital call obligations, the timing of which are included at the earliest point they may fall due.